Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2024	May 31, 2024	Feb. 23, 2024	Jan. 24, 2024	Jan. 03, 2024	Dec. 01, 2023
Property, Plant and Equipment [Line Items]
Provision of expected credit losses	$ 69,474		$ 1,129,178
Deferred Offering Costs	1,839,846	581,536
Impairment of goodwill	$ 1,129
Number of operating segments | Segment	1
Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	9 years
Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
TMD Marine Fuels Sdn. Bhd. [Member]
Property, Plant and Equipment [Line Items]
Acquired ownership percentage	30.00%					30.00%		30.00%
Tumpuan Megah Development Sdn Bhd [Member]
Property, Plant and Equipment [Line Items]
Acquired ownership percentage	70.00%			100.00%	30.00%		70.00%		33.00%
TMD Marine Fuels Sdn. Bhd. [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	30.00%
TMD Energy Limited [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	20.00%
TMD Energy Limited [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	20.00%
TMD Energy Limited [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership	50.00%